Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Income Statement (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Condensed Income Statement [Line Items]
Equity in earnings of subsidiaries	$ 11,854	$ 8,229	$ 2,488
Operating expenses	716	520	429
Income before income taxes	11,138	7,709	2,059
Income taxes
Net income attribute to Deswell Industries, Inc.	11,138	7,709	2,059
Share of other comprehensive income of subsidiaries
Total comprehensive income attributable to Deswell Industries, Inc.	$ 11,138	$ 7,709	$ 2,059